EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY [Abstract]
EQUITY
16	EQUITY

a)	Capital stock -

As of December 31, 2023, 2022 and 2021 a total of 94,382,317 shares have been issued at US$5 per share.

b)	Treasury stock -

We present below the stocks of Credicorp Ltd., the number of shares that the Group’s subsidiaries own in Credicorp Ltd. as of December 31, 2023, 2022 and 2021:

	Number of shares
As of December 31, 2023	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	109,185	109,185
Atlantic Security International Financial Services	–	39,309	39,309
Grupo Crédito	–	36,698	36,698
Pacífico Seguros	–	19,912	19,912
Mibanco	–	14,128	14,128
Credicorp Capital Servicios Financieros	–	13,267	13,267
ASB Bank Corp.	–	12,041	12,041
Other minors	–	20,710	20,710
	14,620,846	265,250	14,886,096

	Number of shares
As of December 31, 2022	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	120,505	120,505
Grupo Crédito	–	23,214	23,214
Pacífico Seguros	–	20,606	20,606
Credicorp Capital Servicios Financieros	–	15,007	15,007
Mibanco	–	14,260	14,260
ASB Bank Corp	–	11,791	11,791
Other minors	–	22,994	22,994
	14,620,846	228,377	14,849,223

	Number of shares
As of December 31, 2021	Shares of the Group	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	134,133	134,133
Pacífico Seguros	–	22,966	22,966
Credicorp Capital Servicios Financieros	–	15,561	15,561
Mibanco	–	14,418	14,418
ASB Bank Corp. (Atlantic Security Bank)	–	11,193	11,193
Grupo Crédito	–	7,871	7,871
Other minors	–	23,381	23,381
	14,620,846	229,523	14,850,369

(*) It corresponds mainly to the treasury shares that were granted to employees and Senior Management, for which they have the right to vote, and to a lesser extent to the shares acquired for coverage purposes for the new complementary retention program. These shares are not released on said dates.

During 2023, 2022 and 2021, the Group purchased 163,067, 137,604 and 97,951 shares of Credicorp Ltd., respectively, for a total of US$22.5 million (equivalent to S/85.6 million), US$22.5 million (equivalent to S/83.6 million) and US$16.1 million (equivalent to a S/58.9 million), respectively.

c)	Reserves -

Certain Group’s subsidiaries are required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits. As of December 31, 2023, 2022 and 2021, the balance of this reserves amounts approximately to S/8,621.7 million, S/7,783.3 million and S/7,088.6 million, respectively.

At the Board meetings held on April 27, 2023, April 28, 2022 and February 25, 2021, the decision was made to transfer from “Retained earnings” to “Reserves” S/2,593.6 million, S/2,354.9 million and  S/347.0 million, respectively.

“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments that will not be reclassifed to profit or loss	Instruments that will be reclassified to consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Reserve for cash flow hedges	Insurance reserves	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance as of January 1, 2021	315,202	2,256,531	(41,102)	(892,598)	227,865	1,865,898
Decrease in net unrealized gains on investments	(108,317)	(2,411,900)	–	–	–	(2,520,217)
Transfer to results of the net realized loss of investments	–	3,848	–	–	–	3,848
Transfer of recovery of credit loss of investments to profit or loss	–	8,121	–	–	–	8,121
Change in net unrealized gain on cash flow hedges derivatives	–	–	97,251	–	–	97,251
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(56,422)	–	–	(56,422)
Other reserves	–	–	–	733,932	–	733,932
Foreign exchange translation	–	–	–	–	160,810	160,810
Net movement in hedges of net investments in foreign businesses	–	–	–	–	(57,319)	(57,319)
Balance as of December 31, 2021	206,885	(143,400)	(273)	(158,666)	331,356	235,902
Impact of initial application of IRFS 17	–	–	–	158,666	–	158,666
Others	–	3,900	–	–	5,681	9,581
Balances as of January 1, 2022 - Restated	206,885	(139,500)	(273)	–	337,037	404,149
Decrease in net unrealized gains on investments	(36,477)	(1,629,016)	–	–	–	(1,665,493)
Transfer to results of the net realized loss of investments	–	49,754	–	–	–	49,754
Transfer of recovery of credit loss of investments to profit or loss	–	63,203	–	–	–	63,203
Change in net unrealized gain on cash flow hedges derivatives	–	–	29,109	–	–	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(28,048)	–	–	(28,048)
Other reserves	–	–	–	1,133,536	–	1,133,536
Foreign exchange translation	–	–	–	–	(301,969)	(301,969)
Net movement in hedges of net investments in foreign businesses	–	–	–	–	39,587	39,587
Balance as of December 31, 2022 - Restated	170,408	(1,655,559)	788	1,133,536	74,655	(276,172)
Decrease (increase) in net unrealized gains on investments	(12,247)	1,241,632	–	–	–	1,229,385
Transfer to results of the net realized loss of investments	–	7,789	–	–	–	7,789
Transfer of recovery of credit loss of investments to profit or loss	–	8,716	–	–	–	8,716
Change in net unrealized gain on cash flow hedges derivatives	–	–	18,359	–	–	18,359
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(30,550)	–	–	(30,550)
Other reserves	–	–	–	(754,192)	–	(754,192)
Foreign exchange translation	–	–	–	–	73,498	73,498
Net movement in hedges of net investments in foreign businesses	–	–	–	–	18,950	18,950
Balance as of December 31, 2023	158,161	(397,422)	(11,403)	379,344	167,103	295,783

d)	Components of other comprehensive income -

The movement of the item is as follows:

	2023	2022	2021
		(Restated)
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods comprehensive income

Debt instruments at fair value through other -
Net unrealized gain (loss)	1,241,632	(1,629,016)	(2,411,900)
Transfer to results of net realized loss	7,789	49,754	3,848
Transfer of recovery of credit loss to profit or loss	8,716	63,203	8,121
Sub total	1,258,137	(1,516,059)	(2,399,931)
Non-controlling interest	18,317	(15,535)	(39,890)
Income tax	58,489	(82,459)	(52,086)
	1,334,943	(1,614,053)	(2,491,907)

Cash flow hedge reserves -
Net gain on cash flow hedges	18,359	29,109	97,251
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	(30,550)	(28,048)	(56,422)
Sub total	(12,191)	1,061	40,829
Non-controlling interest	(148)	27	923
Income tax	(5,104)	158	16,834
	(17,443)	1,246	58,586

Other reserves -
Insurances reserves	(754,192)	1,133,536	733,932
Non-controlling interest	(8,619)	10,604	8,513
Income tax	–	–	26,846
	(762,811)	1,144,140	769,291

Foreign exchange traslation -
Exchange gains or losses	73,498	(301,969)	160,810
Net movement in hedges of net investments in foreign businesses	18,950	39,587	(57,319)
Sub total	92,448	(262,382)	103,491
Non-controlling interest	(34)	(114)	358
	92,414	(262,496)	103,849

	2023	2022	2021
		(Restated)
	S/(000)	S/(000)	S/(000)
Not to be reclassified to the consolidated statement of income in later periods:

Equity instruments at fair value through other comprehensive income -
Net unrealized loss	(12,247)	(36,477)	(108,317)
Non-controlling interest	127	23	33
Income tax	3,791	(2,109)	(5,402)
	(8,329)	(38,563)	(113,686)
Attributable to:
Credicorp’s equity holders	571,955	(680,321)	(1,629,996)
Non-controlling interest	9,643	(4,995)	(30,063)
	581,598	(685,316)	(1,660,059)

e)	Dividend distribution –

The chart below shows the distribution of dividends agreed by the Board of Directors :

	2023	2022	2021

Date of Meeting - Board of Directors	27.04.2023	28.04.2022	26.08.2021
Dividends distribution, net of treasury shares effect (in thousands of soles)	1,994,037	1,196,422	398,808
Payment of dividends per share (in soles)	25.0	15.0	5.0
Date of dividends payout	09.06.2023	10.06.2022	07.10.2021
Exchange rate published by the SBS	3.6901	3.7560	4.1310
Dividends payout (equivalent in thousands of US$)	540,375	318,536	96,540

In accordance with current Peruvian legislation, there is no restriction for overseas remittance of dividends or the repatriation of foreign investment. As of December 31, 2023, 2022 and 2021 dividends paid by the Peruvian subsidiaries to Credicorp are subject to a 5.0 percent withholding tax.

f)	Regulatory capital -

As of December 31, 2023 and 2022, the regulatory capital requirement (“patrimonio efectivo” in Perú) applicable to Credicorp subsidiaries engaged in financial services and insurance activities in Perú, determined under the provisions of the Peruvian banking and insurance regulator, SBS, totals approximately S/33,452.6 million and S/31,754.6 million, respectively. At those dates, the Group’s regulatory requirement exceeds by approximately S/7,731.9 million and S/8,157 million, respectively, the minimum regulatory capital required by the SBS.